Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED JUNE 7, 2021
TO PROSPECTUSES

Nuveen Investment Trust V
 Prospectus dated January 29, 2021

Class R3 shares of each Fund were converted to Class A shares of such Fund at the close of business on June 4, 2021. All references to Class R3 shares in the prospectus are deleted.

Nuveen Preferred Securities and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED JUNE 7, 2021
TO PROSPECTUSES

Nuveen Investment Trust V
 Prospectus dated January 29, 2021

Class R3 shares of each Fund were converted to Class A shares of such Fund at the close of business on June 4, 2021. All references to Class R3 shares in the prospectus are deleted.